STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4:-	STOCKHOLDERS' DEFICIT

a.
On February 18, 2014, the Company consummated the February 2014 Private Placement with institutional and other accredited investors, pursuant to which the Company issued units comprised of an aggregate of (i)  445,392 shares of common stock and (the "Shares") (ii) warrants initially exercisable to purchase an aggregate of 334,044 shares of Common Stock (the "Warrants").  The price per unit issued in this offering was $9.40, yielding gross proceeds of approximately $3,754 net of issuance costs.

The placement agent for the February 2014 Private Placement received, in addition to a cash fee, 28,977 warrants to purchase Common Stock of the Company having the same terms and conditions as the investors warrants.

Pursuant to the terms of the February 2014 Private Placement, the Company may be required to issue additional shares of Common Stock (the "Adjustment Shares") to the investors in the February 2014 Private Placement at a specified time in the event that the price per share of Common Stock in the February 2014 Private Placement is greater than the price per share of the Common Stock, calculated as 90% of the average of the ten lowest weighted average prices of the Common Stock during the twenty trading day period starting immediately following the earlier of the date on which the shares, shares of Common Stock underlying warrants and Adjustment Shares have been registered for resale with the SEC or are able to be sold without restriction under Rule 144 under the Securities Act (the "Reset Price"); provided, that, subject to the terms and conditions of the February 2014 Private Placement, the Company may be required to issue further additional shares of Common Stock at one or more additional specified times if the shares of Common Stock issued in the February 2014 Private Placement are not freely tradable for certain specified minimum periods.

The warrants issued in the February 2014 Private Placement are immediately exercisable at an exercise price of $11.75 per share and expire five years after the date that the shares of Common Stock underlying such warrants have been registered for resale with the SEC or are able to be sold without restriction under Rule 144 under the Securities Act. The warrants are subject to adjustment under certain circumstances, including "full ratchet" anti-dilution protection upon the issuance of any Common Stock (including the Adjustment Shares), securities convertible into Common Stock, or certain other issuances at a price below the then-existing exercise price, with certain exceptions. In addition, upon certain changes in control events, as defined in the agreement, the holders of the warrants may elect to receive, subject to certain limitations and assumptions, cash equal to the Black-Scholes value of the outstanding warrants.
Based on the aforementioned terms the warrants are accounted as liability according to the provisions of ASC 815-40.

In connection with the February 2014 Private Placement, the Company also entered into a Registration Rights Agreement (the "RRA") with the investors. Pursuant to the terms of the RRA, the Company granted to the investors certain registration rights related to the Shares, the Warrants and the Adjustment Shares issued and issuable in this private placement. The Company is required to file a registration statement for the resale of the Shares, Common Stock underlying the Warrants and Adjustment Shares within 30 days following the closing date of the Offering and to use its reasonable best efforts to cause such registration statement to be declared effective within 60 days following the closing date (or 120 days following the closing date if the SEC determines to review the registration statement). The Company may incur liquidated damages for each investor of up to nine percent of the pro-rata purchase price of the Shares if it does not meet its registration obligations under the RRA.

On June 3, 2014, the Company's Third Registration Statement was declared effective and based on the Reset Price feature which occurred on July 2, 2014, subsequent to the balance sheet date, 496,884 Adjustment Shares have been issued and 596,991 warrants were issued in connection with the February 2014 Private Placement and additional 170,292 warrants were issued in connection with the 2011-2012 Private Placement (see also Notes 7a).

b.	Stock based compensation:

On June 17, 2014, the Company’s majority stockholders (with the prior recommendation and approval of the Company’s Board of Directors) approved an increase in the size of the 2012 Plan from 1,000,000 shares of Common Stock to 1,500,000 shares of Common Stock.

Following the approval of the Company's Board of Directors of the non-employee directors option plan during March 2013 (the "Annual Directors Plan"), on May 7, 2014 our Board of Directors approved the 2014 grant of the Annual Directors Plan with 5,000 options granted to each of the Company's then current non-employee directors. These options have an exercise price of $6.95 and shall vest in quarterly arrears over one year ended December 31, 2014. They also have a cashless exercise feature and a ten year term. On the same date, the Board of Directors also approved a one-time grant of fully-vested 30,000 options to each of the two newest non-employee directors. These options have an exercise price of $6.95, a cashless exercise feature and a ten year term.

In addition, on the same date, the Board of Directors approved the grant of 76,000 options to the Company’s Scientific Advisory Board (the "SAB"). These options have an exercise price of $6.95, shall vest in 4 quarterly arrears, have a cashless exercise feature and a ten year term.

The abovementioned options to non-employee directors and the SAB were not issued under the Company’s 2012 Equity Incentive Plan and shall be deemed to have been issued under an "employee benefit plan" as defined in Rule 405 promulgated under the Securities Act.

As of June, 30, 2014, 627,950 options to purchase Common Stock are available for future grants under the 2012 Plan to employees, advisors, consultants and service providers of the Company or Ltd.

The total compensation cost related to all of the Company's equity-based awards, recognized during the period of six and three months ended June 30, 2014 was comprised as follows:

	Three months ended June 30, 2014	Six months ended June 30, 2014
	Unaudited

Cost of revenues	$18	$36
Research and development	141	280
Sales and marketing	-	6
General and administrative	531	877

Total stock-based compensation expenses	$690	$1,199

As of June 30, 2014, the total amount of unrecognized stock-based compensation expenses was approximately $923 which will be recognized over a weighted average period of 0.56 years.

c.	During the six months ended June 30, 2014, proceeds from warrants and options exercise amounted to $343 and $7 following the issuance of 68,524 and 74,500 Common Stock, respectively.

NOTE 9:-	STOCKHOLDERS' DEFICIT

a.
The holders of Common Stock have the right to one vote for each share of Common Stock held of record by such holder with respect to all matters on which holders of Common Stock are entitled to vote, to receive dividends as they may be declared in the discretion of the Company’s Board of Directors, to participate in the balance of the Company's assets remaining after liquidation, dissolution or winding up, ratably in proportion to the number of shares of Common Stock held by them. Except for contractual rights of certain investors, the Common Stock has no pre-emptive or similar rights and is not subject to redemption rights and carries no subscription or conversion rights.

b.
On March 30, 2012 the Company consummated a final closing of the 2011-2012 Private Placement pursuant to which investors purchased an aggregate of 492,200 shares of Common Stock and warrants to purchase 492,200 shares of Common Stock at the exercise price of $7.50 for total gross consideration of $2,461,000, out of which $1,107,852 were recorded as stockholders' equity (see also note 6)

c.
During September 2012, the Company entered into additional private placement transaction (the "October 2012 Private Placement") to issue 366,667 shares of Common Stock at $7.50 per share, for gross proceeds of $2,750,000.

Upon the closing date of the October 2012 Private Placement the Company issued 359,018 shares of Common Stock for total consideration of $2,384,478, net of issuance cost. The Company has registered the shares of Common Stock issued in the October 2012 Private Placement for public resale as part of the Initial Registration Statement.

In addition, warrants to purchase shares of Common Stock equal to 10% of the shares issued in such private placement were issued as a finder fee to four FINRA member broker-dealers. Such finder warrants have an exercise price equal to $7.50 per share and term of three years from the date of the closing date of such private placement. Consequently, 35,900 warrants were issued as a finder fee which contain standard anti-dilution protection clauses and therefore classified as equity (see also Note 9g).

d.
On August 31, 2012, the Company consummated a private placement transaction (the "August 2012 Private Placement") with 13 accredited investors, including existing stockholders of the Company, which was conducted in three tranches. Pursuant to this private placement, and following the first tranche, the Company issued an aggregate of 100,003 shares of Common Stock at a price equal to $5.00 per share (for gross proceeds of $500,014) and issued warrants to purchase an aggregate of 100,003 shares of Common Stock with an exercise price of $5.00 per share.

On February 21, 2013, the investors in the August 2012 Private Placement funded the second tranche of their investment. As a result, the Company issued an aggregate of 100,003 shares of Common Stock at a price equal to $5.00 per share for gross proceeds of $500,011 and issued warrants to purchase an aggregate of 100,003 shares of Common Stock with an exercise price of $5.00 per share.

On June 26, 2013, the Company consummated the third tranche of the August 2012 Private Placement and issued 100,002 shares of Common Stock at a price equal to $5.00 per share for gross proceeds of $500,011 and issued warrants to purchase an aggregate of 100,002 shares of Common Stock with an exercise price of $5.00 per share.

The Company registered the shares of Common Stock, and shares of Common Stock underlying the above-mentioned warrants, in the first and second tranche of the August 2012 Private Placement and in the third tranche of the August 2012 Private Placement for public resale in the Initial Registration Statement and in the Second Registration Statement, respectively.

One-half of the aforesaid warrants issued in the August 2012 Private Placement have an exercise period ending on April 8, 2014, and the exercise period for the remaining one-half of the warrants ends on April 8, 2015. Such warrants contain standard anti-dilution protection clauses and therefore classified as equity (see also Note 9g).

e.
On March 29, 2013, the Company commenced a private placement offering (the "April-May 2013 Private Placement") to accredited investors of up to $10 million in the form of 40 units composed of an aggregate of 800,000 shares of Common Stock and warrants to purchase 400,000 shares of Common Stock. Each unit was priced at $250,000 per unit, or $12.50 for one share of Common Stock and 0.5 of a Warrant. These warrants have an exercise price of $25.00 per share and expire on April 4, 2016 and contain standard anti-dilution protection clauses and therefore was classified as equity. Partial units were sold, and the units were not issued as separate securities of the Company.

On May 10, 2013, the Company conducted the final closing of the April-May 2013 Private Placement. In the aggregate, the Company raised the maximum amount of $10 million in the April-May 2013 Private Placement. Net proceeds to the Company from the April-May 2013 Private Placement were approximately $9 million, net of issuance cost.

In connection with the April-May 2013 Private Placement, the Company engaged an exclusive placement agent to assist in selling the units. Such agent received compensation for services rendered in the form of a cash fee and a non-accountable expense allowance of a certain percentage of the gross proceeds raised at each closing of the April-May 2013 Private Placement, and warrants (substantially similar to the investors warrants but with a cashless exercise feature) equal to 10% of the Common Stock as well as 10% of the Warrants issued in the April-May 2013 Private Placement, of which are exercisable at an exercise price of $12.50 per share and $25.00 per share, respectively upon issuance. The placement agent warrants expire on April 4, 2016 and contain standard anti-dilution protection clauses and therefore were classified as equity (see also Note 9g).

According to the private placement documents for the April-May 2013 Private Placement, the Company, on a commercially reasonable effort, was required to file a registration statement covering the public resale of the shares of Common Stock and Common Stock underlying the warrants issued to investors in the April-May 2013 Private Placement (the "Registrable Shares") within 60 days of the final closing of the April-May 2013 Private Placement and to cause such registration statement to become effective within 90 days after such filing.

Failure to comply with the above registration requirements (the "Registration Failure"), or to maintain the effectiveness and use thereof for a period no less than the date that the investors are able to sell 100% of their Registrable Shares (the "Effectiveness Failure") in a single day on any day during a consecutive three month period, shall trigger certain liquidated damages. In the event that a Registration Failure or an Effectiveness Failure, the Company shall pay to each investor, as liquidated damages, an amount equal to one-half of one percent per month (prorated for each day of non-compliance) of the purchase price paid by such investor which shall continue for and be paid each month until the Registration Failure or Effectiveness Failure is cured, up to a maximum amount of six percent of the investment amount.

A registration statement covering the Registrable Shares was submitted to the SEC on July 10, 2013 and was declared effective on July 24, 2013 (see also Note 1c).

f.
On October 5, 2012 the Company entered into a non-exclusive consulting agreement (the "Consulting Agreement") with SLD Capital Corp. under which strategic advisory consultancy services will be rendered to the Company. Consideration under this agreement was 100,000 shares of Common Stock, of which 50,000 shares were issued at October 5, 2012, with an additional 4,166 shares of Common Stock being issued per month in arrears during the first eleven months of the agreement term as services are rendered, and 4,174 shares of Common Stock in the final month of the agreement term, for a total of 50,000 additional shares of Common Stock. This agreement had its expiration date on October 5, 2013.

Services provided under this agreement included strategic advisory regarding: (i) the Company’s operations and related obligations as a U.S. publicly-listed and reporting company, (ii) the industries and businesses in which the Company is engaged and (iii) other aspects of or concerning the Company’s business about which the consultant has knowledge or expertise, including ongoing stockholder relations initiatives.

On March 5, 2013, the Company amended the Consulting Agreement with SLD Capital Corp. pursuant to which the remaining 33,332 unvested shares of Common Stock as to future strategic advisory consultancy services will be accelerated such that beginning for the month of such services commencing February 1, 2013, the above service provider shall receive 4 monthly issuances of 8,333 shares of Common Stock per month in arrears, with the final monthly issuance to occur as of June 5, 2013 for the monthly period ending May 30, 2013.

The related cost of the 41,667 and 58,333 shares that were vested through the year ended December 31, 2013 and 2012 was $487,870 and $437,499 and recorded as part of general and administrative expenses.

In addition, as further consideration for such services to be provided under the Consulting Agreement, the Company issued to SLD Capital Corp., as of March 5, 2013, two sorts of warrants (see also Note 9g) to purchase shares of Common Stock which composed of:

1.
50,000 warrants to purchase up to an aggregate of 50,000 shares of Common Stock at a per share exercise price of $7.50 at any time prior to two year anniversary since the date in which the Company has received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board, OTCQB Market or similar trading system (the "Effective Date") (See also Note 1b). For the year ended December 31, 2013 the Company recorded expenses in the amount of $237,500 as part of general and administrative expenses with relation to these warrants.

2.
40,000 warrants to purchase up to an aggregate of 40,000 shares of Common Stock at a per share exercise price of $7.50 that will vest at any time prior to 18 month anniversary since the Effective Date and as long as the Company has at least 200 record beneficial owners of Common Stock. As of May 10, 2013 the Company had reached the 200 record beneficial owners threshold and therefore during the year ended December 31, 2013 the Company recorded expenses in the amount of $286,000 as part of general and administrative expenses with relation to these warrants.

g.	The table below summarizes the outstanding warrants as of December 31, 2013:

	Warrants outstanding as of December 31, 2013	Exercise price	Expiration date
		$

Investors of the 2011-2012 Private Placement (**)	538,143	6.50	October 26, 2016
Placement agent of the 2011-2012 Private Placement (*) (**)	86,896	5.00	April 8, 2016
Placement agent of the 2011-2012 Private Placement (*) (**)	102,778	6.50	April 8, 2016
October 2012 Private Placement FINRA member (*)	29,639	7.50	October 16, 2016
August 2012 Private Placement	131,604	5.00	April 8, 2014
August 2012 Private Placement	150,004	5.00	April 8, 2015
April-May 2013 Private Placement	400,000	25.00	April 4, 2016
Placement agent of the April-May 2013 Private Placement (*)	80,000	12.50	April 4, 2016
Placement agent of the April-May 2013 Private Placement (*)	40,000	25.00	April 4, 2016
Consulting Agreement	40,000	7.50	October 7, 2014
Consulting Agreement	50,000	7.50	April 8, 2015

Total outstanding	1,649,064

(*) Contain a "cashless exercise" feature.

(**) Including certain non-standard anti-dilutive provisions (see also Note 6).

During the year ended December 31, 2013, proceeds from warrants exercised amounted to $292,591 following the issuance of 60,155 Common Stock out of which 12,567 were issued utilizing a cashless exercise feature. No warrants were exercised during the year ended December 31, 2012.

h.	Stock options plans:

1.
On January 23, 2012, an equity incentive plan (the "2012 Plan") was adopted by the Board of Directors of the Company and approved by a majority of the Company's stockholders, under which options to purchase up to 572,000 shares of Common Stock have been reserved. Under the 2012 Plan, options to purchase Common Stock may be granted to employees and non-employees of the Company or any affiliate, each option granted can be exercised to one share of Common Stock. The vesting schedule and other terms and conditions will be determined as the Board of Directors of the Company or a designated committee thereof shall deem appropriate and set forth in the option agreement for each grantee. No option shall be exercisable after the expiration of ten years from the date it was granted or the date set forth at the option agreement, as earlier.

On January 23, 2012, the 2012 Israeli equity sub plan (the "Sub Plan") was adopted by the Board of Directors of the Company, which set forth the terms for the grant of stock awards to Israeli employees or Israeli non-employees. The Sub Plan was adopted in accordance with the amended sections 102 and 3(i) of Israel's Income Tax Ordinance. The Sub Plan is part of the 2012 Plan and subject to the same terms and conditions.

During February 2013, the Board of Directors and majority stockholders of the Company approved an increase in the size of the Company's 2012 Equity Incentive Plan (the "2012 Plan") from 572,000 shares of Common Stock to 1,000,000 shares of Common Stock.

2.
On June 22, 2012 the Compensation Committee of the Company's Board of Directors granted total options to purchase 420,000 Common Stock. 374,000 and 46,000 options were granted to employees and non-employees, respectively, at an exercise price between $0.005 and $2.60 per share. Such options to employees and non-employees shall vest over a period of up to 2 years commencing the above date. The options shall have ten year terms and shall be issued under the 2012 Plan.

On March 15, 2013, the Company's Compensation Committee of the Board of Directors approved the grant of 164,000 and 4,000 options to employees and non-employees, respectively, at an exercise price between $6.75 and $8.25 per share. Such options to employees and non-employees shall usually vest over a period of up to 1.25 years commencing the above date. The options shall have ten year terms and shall be issued under the 2012 Plan.

In addition, on March 15, 2013, the Company's Compensation Committee of the Board of Directors approved the grant of 120,000 options to purchase shares of Common Stock at an exercise price of $7.50 per share to non-employee directors. These non-qualified options were not issued under the 2012 Plan, are fully vested as of March 31, 2013 and have expiration date which is 10 years from the date of issuance.

Furthermore, on March 15, 2013, the Company's Compensation Committee of the Board of Directors approved an annual award under a newly adopted Non-Employee Director Remuneration Policy of 5,000 to purchase shares of Common Stock to each non-employee directors of the Company. These non-qualified options were not issued under the 2012 Plan and vested quarterly in arrears commencing March 31, 2013. The above award granted as of the fiscal year ended December 31, 2013 and for each fiscal year thereafter upon approval of the Compensation Committee of the Board of Directors. The options shall have ten year terms.

On June 5, 2013, the Company's Compensation Committee of the Board of Directors approved the grant of 128,000 options to employees at an exercise price of $15.00 per share. Such options to employees vested over a period of 1 year commencing June 30, 2013. The options have ten year terms and shall be issued under the 2012 Plan.

On September 3, 2013, the Company's Compensation Committee of the Board of Directors approved the grant of 60,000 options to the Company’s new chief executive officer and president at an exercise price of $13.35.  Fifty percent of such options vest immediately and fifty percent shall vest on August 30, 2014. The options shall have ten year terms and shall be issued under the 2012 Plan.

On September 22, 2013, the Company's Compensation Committee of the Board of Directors approved the grant of 78,000 and 26,000 options to employees and non- employees, respectively, at an exercise price of $13.75 per share. Such options shall vest over a period of up to 1 year commencing March 30, 2014. The options shall have ten year terms and shall be issued under the 2012 Plan.

Upon such approvals, the remaining 193,900 options to purchase Common Stock are available for future grants under the 2012 Plan to employees and non-employees of the Company or Ltd.

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2013, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	420,000	1.60	7.69	1.18
Options granted	602,650	10.65
Options exercised	3,000	0.00
Options expired	-	-
Options forfeited	73,900	7.65

Options outstanding at end of year	945,750	6.90	7.69	0.62

Options vested and expected to vest at end of year	678,900	5.60	7.03	0.74

Exercisable at end of year	682,150	5.65	7.07	0.74

Weighted average fair value of options granted during the year ended December 31, 2013 and 2012 is $7.20 and $2.60, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last day of fiscal 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This amount is impacted by the changes in the fair market value of the Company's shares.

The following table presents the assumptions used to estimate the fair values of the options granted in the period presented:

	Year ended December 31, 2013	Year ended December 31, 2012

Volatility	58.63%-75.77%	49.9%-75.1%
Risk-free interest rate	0.33%-2.98%	0.37%-0.96%
Dividend yield	0%	0%
Expected life (years)	2.7-9.72	2.5-5

As of December 31, 2013, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $1,152,241, which is expected to be recognized over a weighted average period of approximately 0.52 years.

The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2013 and 2012 was comprised as follows:

	Year ended December 31, 2013	Year ended December 31, 2012

Research and development	$611,595	$173,740
Marketing and pre-production costs	213,260	-
General and administrative	2,388,415	390,403

Total stock-based compensation expenses	$3,213,270	$564,143

3.
On March 2012, the Company entered into employment agreement with its former Chief Executive Officer, now the Company's Chairman of the Board (the "Former CEO") which was approved by the Company’s Board of Directors in which the Company granted the Former CEO fully vested 109,479 options to purchase shares of the Company's Common Stock. Therefore full compensation cost in total amount of $26,141 was recognized as part of general and administrative expenses.

On June 22, 2012, the Compensation Committee of the Company’s Board of Directors approved to reduce the exercise price of the Former CEO’s 109,479 options from $5.00 to $2.60 per share and changed the vesting schedule of 42,000 options out of the 109,479 options by extending the vesting to a period to be ended March 31, 2013. The Company accounted for the exercise price reduction and the extension of options' terms pursuant to ASC 718 as a modification. Accordingly, total incremental compensation cost related to this modification amounted of $76,186 was recognized as part of general and administrative expenses which as of December 31, 2013 was fully recorded.